Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.09303%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,222,122.47

Principal:
Principal Collections	$19,474,560.49
Prepayments in Full	$7,473,860.35
Liquidation Proceeds	$357,096.20
Recoveries	$79,833.81
Sub Total	$27,385,350.85
Collections	$29,607,473.32

Purchase Amounts:
Purchase Amounts Related to Principal	$92,141.87
Purchase Amounts Related to Interest	$294.43
Sub Total	$92,436.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,699,909.62

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,699,909.62
Servicing Fee	$595,294.19	$595,294.19	$0.00	$0.00	$29,104,615.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,104,615.43
Interest - Class A-2a Notes	$34,116.79	$34,116.79	$0.00	$0.00	$29,070,498.64
Interest - Class A-2b Notes	$19,247.34	$19,247.34	$0.00	$0.00	$29,051,251.30
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$27,029,591.47
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$26,698,341.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,698,341.47
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$26,501,599.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,501,599.47
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$26,360,017.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,360,017.80
Regular Principal Payment	$23,690,933.40	$23,690,933.40	$0.00	$0.00	$2,669,084.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,669,084.40
Residual Released to Depositor	$0.00	$2,669,084.40	$0.00	$0.00	$0.00
Total		$29,699,909.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,690,933.40
Total					$23,690,933.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$7,623,862.68	$25.38	$34,116.79	$0.11	$7,657,979.47	$25.49
Class A-2b Notes	$4,061,457.11	$25.38	$19,247.34	$0.12	$4,080,704.45	$25.50
Class A-3 Notes	$12,005,613.61	$26.08	$2,021,659.83	$4.39	$14,027,273.44	$30.47
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$23,690,933.40	$18.01	$2,744,597.63	$2.09	$26,435,531.03	$20.10

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$7,623,862.68	0.0253841	$0.00	0.0000000
Class A-2b Notes	$4,061,457.11	0.0253841	$0.00	0.0000000
Class A-3 Notes	$460,340,000.00	1.0000000	$448,334,386.39	0.9739201
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$612,805,319.79	0.4657354	$589,114,386.39	0.4477302

Pool Information
Weighted Average APR	4.010%	4.028%
Weighted Average Remaining Term	39.90	39.13
Number of Receivables Outstanding	29,983	29,362
Pool Balance	$714,353,027.11	$686,753,073.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$645,889,032.07	$621,784,099.37
Pool Factor	0.4855314	0.4667722

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$64,968,974.35
Targeted Overcollateralization Amount	$97,638,687.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,638,687.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$202,294.48
(Recoveries)		54	$79,833.81
Net Loss for Current Collection Period			$122,460.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2057%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4014%
Second Prior Collection Period			0.1927%
Prior Collection Period			0.6157%
Current Collection Period			0.2098%
Four Month Average (Current and Prior Three Collection Periods)			0.3549%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,281	$6,408,941.80
(Cumulative Recoveries)			$765,042.93
Cumulative Net Loss for All Collection Periods			$5,643,898.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3836%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,003.08
Average Net Loss for Receivables that have experienced a Realized Loss			$4,405.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.28%	276	$8,762,741.87
61-90 Days Delinquent	0.20%	43	$1,405,281.42
91-120 Days Delinquent	0.04%	7	$277,918.16
Over 120 Days Delinquent	0.08%	15	$518,266.63
Total Delinquent Receivables	1.60%	341	$10,964,208.08

Repossession Inventory:
Repossessed in the Current Collection Period		18	$670,022.58
Total Repossessed Inventory		27	$988,765.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2183%
Prior Collection Period			0.2068%
Current Collection Period			0.2214%
Three Month Average			0.2155%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3206%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$2,682,124.93
2 Months Extended	126	$4,271,631.63
3+ Months Extended	23	$818,163.57

Total Receivables Extended	229	$7,771,920.13
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer